Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail)
kr / shares in Units, € in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2025 SEK (kr) kr / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 kr / shares	Dec. 31, 2023 kr / shares	Dec. 31, 2022 kr / shares	Dec. 31, 2021 kr / shares
Disclosure Of Information About Board Management And Employees [Line Items]
Share price used to calculate value of synthetic shares	kr 90.6
Dividend compensation per share included in value of synthetic shares				kr 2.85	kr 2.7	kr 2.7	kr 2.5
Social security charges | kr	kr 5,800,245
Eric A. Elzvik [Member]
Disclosure Of Information About Board Management And Employees [Line Items]
Additional Directors Fees For Board Meeting	43,655,000,000	€ 4,000
Kristin S. Rinne [Member]
Disclosure Of Information About Board Management And Employees [Line Items]
Additional Directors Fees For Board Meeting	92,639,000,000		$ 10,000
Marachel Knight And Christy Wyatt [Member]
Disclosure Of Information About Board Management And Employees [Line Items]
Additional Directors Fees For Board Meeting	kr 140,035,000,000		$ 15,000